Changes in accounting policies and recent accounting pronouncements	12 Months Ended
Dec. 31, 2025
Changes In Accounting Policies And Recent Accounting Pronouncements [Abstract]
Changes in accounting policies and recent accounting pronouncements [Text Block]

5.  Changes in accounting policies and recent accounting pronouncements

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The following standards have been issued by the IASB:

- Amendments to IFRS 9 and 7 - Classification and Measurement of Financial Instruments include the clarification of the date of initial recognition or derecognition of financial liabilities, including financing liabilities that are settled in cash using an electronic payment system. The amendments are effective for annual reporting periods beginning on or after January 1, 2026 and are not expected to have a material impact on the financial statements.

- IFRS 18 - Presentation and Disclosure in Financial Statements introduces categories and defined subtotals in the statement of loss and comprehensive loss, disclosures on management-defined performance measures, and requirements to improve the aggregation and disaggregation of information in the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively. This standard is currently being assessed for its impact on the Company's financial statements in the future reporting periods.